Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory
Schedule of inventory

As at December 31	2022	2021
Gold credits[1]	$—	$938
Silver credits[2]	—	434
Total inventory	$—	$1,372
1.	Represents nil oz of gold (2021: 1,188 oz) and includes depletion of $nil at December 31, 2022 (2021: $727).
2.	Represents nil oz of silver (2021: 34,194 oz) and includes depletion of $nil at December 31, 2022 (2021: $352).